FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         /  /   (a)

                or fiscal year ending:  12/31/96   (b)

Is this a transition report? (Y/N)--------------------------------------- N

Is this an amendment to a previous filing? (Y/N)------------------------- N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.  Registrant Name: Charter National Variable Account
   B.  File Number: 811-4588
   C.  Telephone Number: (215) 928-8688

2. A.  Street: 8301 Maryland Avenue
   B.  City: St. Louis   C. State: Missouri  D. Zip Code: 63105  Zip Ext:
   E.  Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)------------ N

4. Is this the last filing on this form by Registrant? (Y/N)------------- N

5. Is Registrant a small business investment company (SBIC)? (Y/N)------- N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)-------------------- Y [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?











                                                           SEC 2100 (10-93)




For period ending 12/31/96

File number 811-4588



UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: Charter National Life Insurance Company
     B. [/] File Number (if any):
     C. [/] City: St. Louis    State: Missouri    Zip Code: 63105   Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (if any):
     C. [/] City:             State:            Zip Code:       Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:             State:            Zip Code:       Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:             State:            Zip Code:       Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:



























For period ending 12/31/96

File number 811-4588



113. A. [/] Trustee Name:
     B. [/] City:             State:            Zip Code:        Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:             State:            Zip Code:        Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name: CNL, Inc.
     B. [/] File Number: 8-32781
     C. [/] City: St. Louis    State: Missouri    Zip Code: 63105   Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:             State:            Zip Code:        Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name: Coopers and Lybrand
     B. [/] City: Philadelphia     State: PA     Zip Code: 19103    Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:            Zip Code:        Zip Ext.:
        [/] Foreign Country:             Foreign Postal Code:























For period ending 12/31/96

File number 811-4588



116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)--------------------------------------------- Y
     B. [/] Identify the family in 10 letters:------------------ CharterNat (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?---- Y If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)---------------------------- N
     C. [/] Scheduled premium variable life contracts? (Y/N)------------- N
     D. [/] Flexible premium variable life contracts? (Y/N)-------------- Y
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)-------------------------------- N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933------ 1

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period---------------------------------------------------------- 0

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
        ($000's omitted)------------------------------------------------ $0

121. [/] State the number of series for which a current prospectus was in existence at the end of the period------------------------------ 1

122. [/] State the number of existing series for which additional units were registered under the Securites Act of 1933 during the current period---------------------------------------------------------- 0









For period ending 12/31/96

File number 811-4588


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)--------------------------- $ 0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)------------- $ 0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted)---------------------------------------------- $ 0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)------------------------------------- $ 0

127. List opposit the appropriate description below the numbe of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gainsroup of series during the current period (excluding distributions of realized
         gains, if any):        Number of                    Total Income
                                  Series    Total Assets     Distributions
                                Investing ($000's omitted) ($000's omitted)
A. U.S. Treasury direct issue---            $               $
B. U.S. Government agency-------            $               $
C. State and municipal tax-free-            $               $
D. Public utility debt----------            $               $
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent-          $               $
F. All other corporate intermed.
   & long-term debt-------------            $               $
G. All other corporate short-term debt-     $               $
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers----------------------            $               $
I. Investment company equity securities-    $               $
J. All other equity securities--    1       $ 25,404        $ 1,688
K. Other securities-------------            $               $
L. Total assets of all series of
   registrant-------------------            $ 25,404        $




For period ending 12/31/96

File number 811-4588



128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)----------------------------------- N
          [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)---------------------------------------
          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)----------------------

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)----------------- $679

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____
          811-_____    811-_____     811-_____     811-_____     811-_____


















SIGNATURE PAGE





This report is signed on behalf of the registrant (or depositor or trustee).


City of: Philadelphia     State of: Pennsylvania     Date: February 19, 1997




Name of Registrant: Charter National Variable Account


Name of Depositor: Charter National Life Insurance Company




By (Name and Title): Karen M. Henneberg, Assistant Vice President


Witness (Name and Title): Alexis M. Berg, Secretary